Costs of Telecommunications Products Sold - Summary of Costs of Telecommunications Products Sold (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of products and services [Line Items]
Costs of telecommunications products sold	¥ 26,412	$ 3,794	¥ 27,604	¥ 26,643
Handsets and other telecommunication products [member]
Disclosure of products and services [Line Items]
Costs of telecommunications products sold	26,220		27,403	26,406
Others [member]
Disclosure of products and services [Line Items]
Costs of telecommunications products sold	¥ 192		¥ 201	¥ 237